Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
Note 7. Employee Benefit Plans
     We have noncontributory defined benefit pension plans in which all eligible employees participate. Currently, eligible employees earn benefits primarily based on a cash balance formula. Various other formulas, as defined in the plan documents, are utilized to calculate the retirement benefits for plan participants not covered by the cash balance formula. At the time of retirement, participants may elect, to the extent they are eligible for the various options, to receive annuity payments, a lump sum payment, or a combination of a lump sum and annuity payments. In addition to our pension plans, we currently provide subsidized retiree medical and life insurance benefits (other postretirement benefits) to certain eligible participants. Generally, employees hired after December 31, 1991, are not eligible for the subsidized retiree medical benefits, except for participants that were employees or retirees of Transco Energy Company on December 31, 1995, and other miscellaneous defined participant groups. Certain of these other postretirement benefit plans, particularly the subsidized retiree medical benefit plans, provide for retiree contributions and contain other cost-sharing features such as deductibles, co-payments, and co-insurance. The accounting for these plans anticipates future cost-sharing that is consistent with our expressed intent to increase the retiree contribution level generally in line with health care cost increases.
Benefit Obligations
     The following table presents the changes in benefit obligations and plan assets for pension benefits and other postretirement benefits for the years indicated. The annual measurement date for our plans is December 31.

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
	(Millions)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,118	$1,035	$259	$273
Service cost	35	32	2	2
Interest cost	64	62	15	16
Plan participants’ contributions	—	—	6	5
Benefits paid	(58)	(59)	(24)	(24)
Medicare Part D subsidy	—	—	2	2
Plan amendment	—	—	(1)	(18)
Actuarial loss	108	48	30	3

Benefit obligation at end of year	1,267	1,118	289	259

Change in plan assets:
Fair value of plan assets at beginning of year	860	705	148	126
Actual return on plan assets	108	153	17	25
Employer contributions	61	61	15	16
Plan participants’ contributions	—	—	6	5
Benefits paid	(58)	(59)	(24)	(24)

Fair value of plan assets at end of year	971	860	162	148

Funded status — underfunded	$(296)	$(258)	$(127)	$(111)

Accumulated benefit obligation	$1,224	$1,075

     The underfunded status of our pension plans and other postretirement benefit plans presented in the previous table are recognized in the Consolidated Balance Sheet within the following accounts:

	December 31,
	2010	2009
	(Millions)
Underfunded pension plans:
Current liabilities	$7	$1
Noncurrent liabilities	289	257
Underfunded other postretirement benefit plans:
Current liabilities	8	8
Noncurrent liabilities	119	103
     The plan assets within our other postretirement benefit plans are intended to be used for the payment of benefits for certain groups of participants. The current liabilities for the other postretirement benefit plans represent the current portion of benefits expected to be payable in the subsequent year for the groups of participants whose benefits are not expected to be paid from plan assets.
     The pension plans’ benefit obligation actuarial loss of $108 million in 2010 and $48 million in 2009 is primarily due to the impact of decreases in the discount rates utilized to calculate the benefit obligation. The 2010 benefit obligation actuarial loss of $30 million for our other postretirement benefit plans is primarily due to the impact of decreases in the discount rates utilized to calculate the benefit obligation and changes to medical claims experience. The impact of the provisions of the federal healthcare reform legislation has been included in the December 31, 2010 other postretirement benefit plans’ obligation and is not significant. The other postretirement benefits plan amendment of $18 million in 2009 is due to an increase in the retirees’ cost-sharing percentage within our subsidized retiree medical benefit plans.
     At December 31, 2010 and 2009, all of our pension plans had a projected benefit obligation and accumulated benefit obligation in excess of plan assets.
     The determination of net periodic benefit expense allows for the delayed recognition of gains and losses caused by differences between actual and assumed outcomes for items such as estimated return on plan assets, or caused by changes in assumptions for items such as discount rates or estimated future compensation levels. The net actuarial loss presented in the following table and recorded in accumulated other comprehensive loss and net regulatory assets represents the cumulative net deferred loss from these types of differences or changes which have not yet been recognized in the Consolidated Statement of Income. A portion of the net actuarial loss is amortized over the participants’ average remaining future years of service, which is approximately 13 years for our pension plans and approximately 11 years for our other postretirement benefit plans.
     Pre-tax amounts not yet recognized in net periodic benefit expense at December 31 are as follows:

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
	(Millions)
Amounts included in accumulated other comprehensive loss:
Prior service (cost) credit	$(3)	$(4)	$10	$15
Net actuarial loss	(657)	(621)	(20)	(9)
Amounts included in net regulatory assets associated with our FERC-regulated gas pipelines:
Prior service credit	N/A	N/A	$20	$28
Net actuarial loss	N/A	N/A	(48)	(40)
     In addition to the net regulatory assets included in the previous table, differences in the amount of actuarially determined net periodic benefit expense for our other postretirement benefit plans and the other postretirement benefit costs recovered in rates for our FERC-regulated gas pipelines are deferred as a regulatory asset or liability. We have net regulatory liabilities of $23 million at December 31, 2010 and $15 million at December 31, 2009 related to these deferrals. These amounts will be reflected in future rates based on the gas pipelines’ rate structures.
Net Periodic Benefit Expense and Items Recognized in Other Comprehensive Income (Loss)
     Net periodic benefit expense and other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) before taxes for the years ended December 31 consist of the following:

				Other
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
			(Millions)
Components of net periodic benefits expense:
Service cost	$35	$32	$23	$2	$2	$2
Interest cost	64	62	60	15	16	18
Expected return on plan assets	(71)	(61)	(79)	(9)	(9)	(13)
Amortization of prior service cost (credit)	1	1	1	(14)	(11)	—
Amortization of net actuarial loss	35	43	13	3	3	—
Amortization of regulatory asset	—	1	—	1	5	5

Net periodic benefit expense	$64	$78	$18	$(2)	$6	$12

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss):
Net actuarial (gain) loss	$71	$(44)	$565	$12	$1	$15
Prior service credit	—	—	—	—	(7)	(16)
Amortization of prior service (cost) credit	(1)	(1)	(1)	5	4	(1)
Amortization of net actuarial loss	(35)	(43)	(13)	(1)	—	—

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss)	35	(88)	551	16	(2)	(2)

Total recognized in net periodic benefit expense and other comprehensive income (loss)	$99	$(10)	$569	$14	$4	$10

     Other changes in plan assets and benefit obligations for our other postretirement benefit plans associated with our FERC-regulated gas pipelines are recognized in net regulatory assets at December 31, 2010, and include a net actuarial loss of $10 million, prior service credit of $1 million, amortization of prior service credit of $9 million, and amortization of net actuarial loss of $2 million. At December 31, 2009, amounts recognized in net regulatory assets included a net actuarial gain of $14 million, prior service credit of $11 million, amortization of prior service credit of $7 million, and amortization of net actuarial loss of $3 million. At December 31, 2008, amounts recognized in net regulatory assets included a net actuarial loss of $83 million, prior service credit of $22 million, and amortization of prior service credit of $1 million.
     Pre-tax amounts expected to be amortized in net periodic benefit expense in 2011 are as follows:

		Other
	Pension	Postretirement
	Benefits	Benefits
	(Millions)
Amounts included in accumulated other comprehensive loss:
Prior service cost (credit)	$1	$(4)
Net actuarial loss	37	1
Amounts included in net regulatory assets associated with our FERC- regulated gas pipelines:
Prior service credit	N/A	$(7)
Net actuarial loss	N/A	3
Key Assumptions
     The weighted-average assumptions utilized to determine benefit obligations as of December 31 are as follows:

			Other
			Postretirement
	Pension Benefits		Benefits
	2010	2009	2010	2009
Discount rate	5.20%	5.78%	5.35%	5.80%
Rate of compensation increase	5.00	5.00	N/A	N/A
     The weighted-average assumptions utilized to determine net periodic benefit expense for the years ended December 31 are as follows:

				Other
	Pension Benefits			Postretirement Benefits
	2010	2009	2008	2010	2009	2008
Discount rate	5.78%	6.08%	6.41%	5.80%	6.00%	6.40%
Expected long-term rate of return on plan assets	7.50	7.75	7.75	6.51	7.00	7.00
Rate of compensation increase	5.00	5.00	5.00	N/A	N/A	N/A
     The discount rates for our pension and other postretirement benefit plans were determined separately based on an approach specific to our plans. The year-end discount rates were determined considering a yield curve comprised of high-quality corporate bonds published by a large securities firm and the timing of the expected benefit cash flows of each plan.
     The expected long-term rates of return on plan assets were determined by combining a review of the historical returns realized within the portfolio, the investment strategy included in the plans’ Investment Policy Statement, and capital market projections for the asset classes in which the portfolio is invested and the target weightings of each asset class.
     The expected return on plan assets component of net periodic benefit expense is calculated using the market-related value of plan assets. For assets held in our pension plans, the market-related value of plan assets is equal to the fair value of plan assets adjusted to reflect amortization of gains or losses associated with the difference between the expected return on plan assets and the actual return on plan assets over a five-year period. Additionally, the market-related value of plan assets may be no more than 110 percent or less than 90 percent of the fair value of plan assets at the beginning of the year. The market-related value of plan assets for our other postretirement benefit plans is equal to the unadjusted fair value of plan assets at the beginning of the year.
     The mortality assumptions used to determine the obligations for our pension and other postretirement benefit plans are the best estimate of expected mortality rates for the participants in these plans. The selected mortality tables are among the most recent tables available and mortality improvements are projected to the measurement date.
     The assumed health care cost trend rate for 2011 is 7.0 percent, increases slightly in 2012 and 2013, and then decreases to 5.0 percent by 2021. The health care cost trend rate assumption has a significant effect on the amounts reported. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Point increase	Point decrease
	(Millions)
Effect on total of service and interest cost components	$2	$(2)
Effect on other postretirement benefit obligation	39	(32)
Plan Assets
     The investment policy for our pension and other postretirement benefit plans provides for an investment strategy in accordance with ERISA, which governs the investment of the assets in a diversified portfolio. The plans follow a policy of diversifying the investments across various asset classes and investment managers. Additionally, the investment returns on approximately 40 percent of the other postretirement benefit plan assets are subject to income tax; therefore, certain investments are managed in a tax efficient manner.
     During 2010, the pension plans’ target asset allocation ranges were adjusted resulting in a slightly larger allocation to fixed income securities. The updated pension plans’ target asset allocation range at December 31, 2010 was 54 percent to 66 percent equity securities, which includes commingled investment funds, and 36 percent to 44 percent fixed income securities and cash management funds. Within equity securities, the target range for U.S. equity securities is 37 percent to 45 percent and international equity securities is 17 percent to 21 percent. The asset allocation continues to be weighted toward equity securities since the obligations of the pension and other postretirement benefit plans are long-term in nature and historically equity securities have outperformed other asset classes over long periods of time. The rebalancing to the higher fixed income securities asset allocation is expected to occur during 2011.
     Equity security investments are restricted to high-quality, readily marketable securities that are actively traded on the major U.S. and foreign national exchanges. Investment in Williams’ securities or an entity in which Williams has a majority ownership is prohibited in the pension plans except where these securities may be owned in a commingled investment fund in which the plans’ trusts invest. No more than 5 percent of the total stock portfolio valued at market may be invested in the common stock of any one corporation.
     The following securities and transactions are not authorized: unregistered securities, commodities or commodity contracts, short sales or margin transactions, or other leveraging strategies. Investment strategies using the direct holding of options or futures require approval and, historically, have not been used; however, these instruments may be used in commingled investment funds. Additionally, real estate equity and natural resource property investments are generally restricted.
     Fixed income securities are restricted to high-quality, marketable securities that may include, but are not necessarily limited to, U.S. Treasury securities, U.S. government guaranteed and nonguaranteed mortgage-backed securities, government and municipal bonds, and investment grade corporate securities. The overall rating of the fixed income security assets is generally required to be at least “A,” according to the Moody’s or Standard & Poor’s rating systems. No more than 5 percent of the total portfolio may be invested in the fixed income securities of any one issuer with the exception of bond index funds and U.S. government guaranteed and agency securities.
     During 2010, nine active investment managers and one passive investment manager managed substantially all of the pension plans’ funds and five active investment managers managed the other postretirement benefit plans’ funds. Each of the managers had responsibility for managing a specific portion of these assets and each investment manager was responsible for 2 percent to 17 percent of the assets.
     The pension and other postretirement benefit plans’ assets are held primarily in equity securities, including commingled investment funds invested in equity securities, and fixed income securities. Within the plans’ investment securities, there are no significant concentrations of risk because of the diversity of the types of investments, diversity of the various industries, and the diversity of the fund managers and investment strategies. Generally, the investments held in the plans are publicly traded, therefore, minimizing liquidity risk in the portfolio.
     The pension and other postretirement benefit plans participate in securities lending programs under which securities are loaned to selected securities brokerage firms. The title of the securities is transferred to the borrower, but the plans are entitled to all distributions made by the issuer of the securities during the term of the loan and retain the right to redeem the securities on short notice. All loans require collateralization by U.S. government securities, cash, or letters of credit that equal at least 102 percent of the fair value of the loaned securities plus accrued interest. There are limitations on the aggregate fair value of securities that may be loaned to any one broker and to all brokers as a group. The collateral is invested in repurchase agreements, asset-backed securities, bank notes, corporate floating rate notes, and certificates of deposit. At December 31, 2010, the fair values of the loaned securities are $116 million for the pension plans and $17 million for the other postretirement benefit plans and are included in the following tables. At December 31, 2010, the fair values of securities held as collateral, and the obligation to return the collateral, are $120 million for the pension plans and $17 million for the other postretirement benefit plans and are not included in the following tables. At December 31, 2009, the fair values of the loaned securities are $63 million for the pension plans and $9 million for the other postretirement benefit plans and are included in the following tables. At December 31, 2009, the fair values of securities held as collateral, and the obligation to return the collateral, are $66 million for the pension plans and $9 million for the other postretirement benefit plans and are not included in the following tables. The pension and other postretirement benefit plans are exiting the securities lending programs under a plan designed to be orderly and minimize potential losses. The exit from the securities lending programs is expected to be completed during 2011 and no significant losses are expected to be realized.
     The fair values (see Note 14) of our pension plan assets at December 31, 2010 and 2009, by asset class are as follows:

	2010
	Level 1	Level 2	Level 3	Total
		(Millions)
Pension assets:
Cash management fund(1)	$30	$—	$—	$30
Equity securities:
U.S. large cap	192	—	—	192
U.S. small cap	137	—	—	137
International developed markets large cap growth	4	68	—	72
Emerging markets growth	4	12	—	16
Commingled investment funds:
U.S. large cap(2)	—	168	—	168
Emerging markets value(3)	—	35	—	35
International developed markets large cap value(4)	—	80	—	80
Fixed income securities(5):
U.S. Treasury securities	17	3	—	20
Mortgage-backed securities	—	64	—	64
Corporate bonds	—	150	—	150
Insurance company investment contracts and other	—	7	—	7

Total assets at fair value at December 31, 2010	$384	$587	$—	$971

	2009
	Level 1	Level 2	Level 3	Total
		(Millions)
Pension assets:
Cash management fund(1)	$23	$—	$—	$23
Equity securities:
U.S. large cap	244	—	—	244
U.S. small cap	103	—	—	103
International developed markets large cap growth	2	58	—	60
Emerging markets growth	10	9	—	19
Commingled investment funds:
U.S. large cap(2)	—	84	—	84
Emerging markets value(3)	—	29	—	29
International developed markets large cap value(4)	—	74	—	74
Fixed income securities(5):
U.S. Treasury securities	11	3	—	14
Mortgage-backed securities	—	53	—	53
Corporate bonds	—	149	—	149
Insurance company investment contracts and other	—	8	—	8

Total assets at fair value at December 31, 2009	$393	$467	$—	$860

     The fair values of our other postretirement benefits plan assets at December 31, 2010 and 2009, by asset class are as follows:

	2010
	Level 1	Level 2	Level 3	Total
	(Millions)
Other postretirement benefit assets:
Cash management funds(1)	$15	$—	$—	$15
Equity securities:
U.S. large cap	44	—	—	44
U.S. small cap	24	—	—	24
International developed markets large cap growth	1	14	—	15
Emerging markets growth	1	2	—	3
Commingled investment funds:
U.S. large cap(2)	—	17	—	17
Emerging markets value(3)	—	3	—	3
International developed markets large cap value(4)	—	8	—	8
Fixed income securities(6):
U.S. Treasury securities	2	—	—	2
Government and municipal bonds	—	10	—	10
Mortgage-backed securities	—	6	—	6
Corporate bonds	—	15	—	15

Total assets at fair value at December 31, 2010	$87	$75	$—	$162

	2009
	Level 1	Level 2	Level 3	Total
		(Millions)
Other postretirement benefit assets:
Cash management funds(1)	$15	$—	$—	$15
Equity securities:
U.S. large cap	49	—	—	49
U.S. small cap	19	—	—	19
International developed markets large cap growth	—	13	—	13
Emerging markets growth	2	2	—	4
Commingled investment funds:
U.S. large cap(2)	—	8	—	8
Emerging markets value(3)	—	3	—	3
International developed markets large cap value(4)	—	7	—	7
Fixed income securities(6):
U.S. Treasury securities	1	—	—	1
Government and municipal bonds	—	8	—	8
Mortgage-backed securities	—	6	—	6
Corporate bonds	—	15	—	15

Total assets at fair value at December 31, 2009	$86	$62	$—	$148

(1)	These funds invest in high credit-quality, short-term corporate, and government money market debt securities that have remaining maturities of approximately one year or less, and are deemed to have minimal credit risk.

(2)	This fund invests primarily in equity securities comprising the Standard & Poor’s 500 Index. The investment objective of the fund is to match the return of the Standard & Poor’s 500 Index. During 2009, certain restrictions were put into place that limited the amount that could be withdrawn. As of December 31, 2009, 37 percent was eligible for withdrawal. Effective August 2010, the withdrawal restrictions were terminated by the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(3)	This fund invests in equity securities of international emerging markets for the purpose of capital appreciation. The fund invests primarily in common stocks of the financial, telecommunications, information technology, consumer goods, energy, industrial, materials, and utilities sectors, as well as forward foreign currency exchange contracts. The plans’ trustee is required to notify the fund manager ten days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(4)	This fund invests in a diversified portfolio of international equity securities for the purpose of capital appreciation. The fund invests primarily in common stocks in the consumer goods, materials, financial, energy, information technology, telecommunications, industrial, utilities, and health care sectors, as well as forward foreign currency exchange contracts. The plans’ trustee is required to notify the fund manager ten days prior to a withdrawal from the fund. The fund manager retains the right to restrict withdrawals from the fund as not to disadvantage other investors in the fund.

(5)	The weighted-average credit quality rating of the pension assets’ fixed income security portfolio is investment grade with a weighted-average duration of 5.6 years for 2010 and 5.1 years for 2009.

(6)	The weighted-average credit quality rating of the other postretirement benefit assets’ fixed income security portfolio is investment grade with a weighted-average duration of 4.8 years for 2010 and 4.5 years for 2009.
     The asset’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
     Shares of the cash management funds are valued at fair value based on published market prices as of the close of business on the last business day of the year, which represents the net asset values of the shares held.
     The fair values of equity securities traded on U.S. exchanges are derived from quoted market prices as of the close of business on the last business day of the year. The fair values of equity securities traded on foreign exchanges are also derived from quoted market prices as of the close of business on an active foreign exchange on the last business day of the year. However, the valuation requires translation of the foreign currency to U.S. dollars and this translation is considered an observable input to the valuation.
     The fair value of all commingled investment funds has been estimated based on the net asset values per unit of each of the funds. The net asset values per unit of the fund represent the aggregate value of the fund’s assets less liabilities, divided by the number of units outstanding. Common stocks traded in active markets comprise the majority of each commingled investment fund’s assets. The fair value of these common stocks is derived from quoted market prices as of the close of business on the last business day of the year.
     The fair value of fixed income securities, except U.S. Treasury notes and bonds, are determined using pricing models. These pricing models incorporate observable inputs such as benchmark yields, reported trades, broker/dealer quotes, and issuer spreads for similar securities to determine fair value. The U.S. Treasury notes and bonds are valued at fair value based on closing prices on the last business day of the year reported in the active market in which the security is traded.
     The investment contracts with insurance companies are valued at fair value by discounting the cash flow of a bond using a yield to maturity based on an investment grade index or comparable index with a similar maturity value, maturity period, and nominal coupon rate.
Plan Benefit Payments and Employer Contributions
     Following are the expected benefits to be paid by the plans and the expected federal prescription drug subsidy to be received in the next ten years. These estimates are based on the same assumptions previously discussed and reflect future service as appropriate. The actuarial assumptions are based on long-term expectations and include, but are not limited to, assumptions as to average expected retirement age and form of benefit payment. Actual benefit payments could differ significantly from expected benefit payments if near-term participant behaviors differ significantly from the actuarial assumptions.

			Federal
		Other	Prescription
	Pension	Postretirement	Drug
	Benefits	Benefits	Subsidy
		(Millions)
2011	$51	$18	$(2)
2012	51	18	(3)
2013	54	18	(3)
2014	68	18	(3)
2015	75	19	(3)
2016-2020	536	107	(20)
     In 2011, we expect to contribute approximately $60 million to our tax-qualified pension plans and approximately $7 million to our nonqualified pension plans, for a total of approximately $67 million, and approximately $16 million to our other postretirement benefit plans.
Defined Contribution Plans
     We also maintain defined contribution plans for the benefit of substantially all of our employees. Generally, plan participants may contribute a portion of their compensation on a pre-tax and after-tax basis in accordance with the plans’ guidelines. We match employees’ contributions up to certain limits. Our matching contributions charged to expense were $26 million in 2010, $25 million in 2009, and $24 million in 2008. Certain accounts within one of our defined contribution plans have a nonleveraged employee stock ownership plan (ESOP) component. The shares held by the ESOP are treated as outstanding when computing earnings per share and the dividends on the shares held by the ESOP are recorded as a component of retained earnings. There were no contributions in 2010, 2009, and 2008 to this ESOP, other than dividend reinvestment, as contributions for purchase of our stock are no longer allowed within this defined contribution plan.